SHAREHOLDERS' EQUITY (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended		1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Aug. 31, 2014	Nov. 30, 2013
SHAREHOLDERS' EQUITY [Abstract]
Shares issued for real estate investment	1,310,000	1,300,580
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Expiration term	7 years
Available for grant	482,722
Aggregate intrinsic value of options outstanding	0	0
Unrecognized compensation cost	53
Unrecognized compensation cost, recognition period	4 years
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	2 years
Vesting percentage	50.00%
Authorized for issuance	260,000
Additional shares authorized			150,000	50,000
Ordinary shares reserved for issuance	191,690
Unrecognized compensation cost	14
Unrecognized compensation cost, recognition period	2 years